Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income before income taxes	$ 111,132	$ 388,693	$ 134,175
Net income (loss) not subject to taxes	57,862	252,604	(80,454)
Net income subject to taxes	53,270	136,089	214,629
At applicable statutory tax rates	5,996	32,750	39,382
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	18,198	(49,789)	(28,027)
Other	274	272	(1,182)
Tax expense (recovery) related to the current year	$ 24,468	$ (16,767)	$ 10,173